Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease agreement maturity date	Mar. 31, 2019
Monthly rental expense	$ 9,500
Operating lease expenses	$ 118,000	$ 107,500